Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]
Equity Grant Policies
Equity grants to executive officers currently are made pursuant to our Constellium SE 2013 Equity Incentive Plan. We do not coordinate the grant of equity awards to the timing of releases of material non-public information.

Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	We do not coordinate the grant of equity awards to the timing of releases of material non-public information.